VUL Optimizer®

Summary Prospectus for Existing Investors

May 1, 2023

This updating summary prospectus summarizes key features of the VUL Optimizer® policy. The Prospectus and Statement of Additional Information (“SAI”) for VUL Optimizer® contain more information about the policy, including its features, benefits and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the VUL Optimizer® online at www.equitable.com/ICSR#EQH160002. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

Additional general information about certain investment products, including variable life insurance policies has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

This product is issued by Equitable Financial Life Insurance Company and by Equitable Financial Life Insurance Company of America (the “Company”, “we”, “our” and “us”) with variable investment options offered under Separate Account FP and Equitable America Variable Account K (the “Separate Account”).

Updated Information About Your VUL Optimizer® Policy

The information in this updating summary prospectus is a summary of certain VUL Optimizer® policy features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your VUL Optimizer® policy.

INVESTMENT OPTIONS

There have been changes to the Appendix: “Investment options available under the policy” in this Summary Prospectus.

Investment Options Added: EQ/Core Plus Bond; T. Rowe Price Blue Chip Growth Fund; T. Rowe Price Mid-Cap Growth Fund.

Investment Options No Longer Available: 1290 VT Low Volatility Global Equity; Delaware Ivy VIP Small Cap Growth; EQ/Franklin Strategic Income.

Investment Option Name Changes: AB VPS Discovery Value Portfolio (formerly AB VPS Small/Mid Cap Value Portfolio); AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio); Equitable Conservative Growth MF/ETF Portfolio (formerly 1290 VT DoubleLine Dynamic Allocation Portfolio) was also restructured from a sub-advised portfolio to a fund-of-funds.

Market Stabilizer Option® II

Market Stabilizer Option® II (“MSO II”) is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option®, see your applicable MSO prospectus for further information.

If your policy was issued with MSO II, the following changes apply:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

Fees and Expenses

The first sentence in the second paragraph in “Charges for Early Withdrawals” is deleted and replaced with the following:

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected.

FEE TABLE

Early Distribution Adjustment

The “Current Charge” is deleted and replaced with:

90% of Segment Account Value(*)

(*) The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment.

Market Stabilizer Option® II

1)	The “Variable Index Benefit Charge” does not apply.

2)	The “Guaranteed Maximum Charge” for the “MSO II loan spread for amounts of policy loans allocated to a Segment” is deleted and replaced with 1%.

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risks of investing in a policy

The fifth bullet in is deleted and replaced with the following:

There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index.

MORE INFORMATION ABOUT POLICY CHARGES

Deducting policy charges

1)	The 4th sentence in the “Loan interest spread” paragraph is deleted and replaced with the following:

The loan interest spread will not exceed 1%.

2)	The first and second paragraphs in “MSO II Charges” are deleted and replaced with the following:

There is a current percentage charge of 0.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 1.65%. The 0.40% annual charge (of the current Segment Account Value) will be deducted from the policy account on a monthly basis during the Segment Term (“Variable Index Segment Account Charge”).

An Early Distribution Adjustment will be applied on surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date. The maximum Early Distribution Adjustment that would be produced by a hypothetical 100% decline in the Index at the time of distribution is 90% of Segment Account Value.

Important Information You Should Consider About the VUL Optimizer® policy (the “policy”):

FEES AND EXPENSES

Charges for Early Withdrawals

We will not deduct a charge for making a partial withdrawal from your policy however, if you surrender the policy in its first ten years or the first 10 years after you have requested an increase in your policy’s face amount, you will be subject to a surrender charge of up to 4.62% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $4,617.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option®, see Appendix: “State policy availability and/or variations of certain features and benefits” in the Prospectus for information regarding the applicable Early Distribution Adjustment. For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in the Prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in the Prospectus.

Transaction Charges

In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (e.g., wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO II and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (e.g., age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.73%
Portfolio expenses are for the year ended December 31, 2022 and may be based, in part, on estimated amounts of such expenses and may change from year to year. For more information on ongoing fees and expenses, please refer to the “Fee Table” in the Prospectus and Appendix: “Investment options available under the policy”, which is part of the Prospectus.
The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in the “Fee Table” in the Prospectus.

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (GIO), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in the Prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH160002.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in the Prospectus.

Insurance Company Risks	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in the Prospectus.

Policy Lapse	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value will not cover policy charges. If your policy provides for a no-lapse guarantee, you may have to pay more premiums to keep your policy from terminating. If your policy lapses, you will be notified in writing and given an opportunity to make additional payments to reinstate your policy.
For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in the Prospectus.
RESTRICTIONS

Investments	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy” or to the GIO or MSO II. We reserve the right to remove or substitute Portfolios as investment options under the policy.

Currently, the total of all transfers of variable investment options you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.

We may limit transfers you can make into the unloaned GIO, if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 1.5% (annual rate). For more information, please refer to “Guaranteed Interest Option” in “Investment options within your policy” in the Prospectus.

There may be restrictions upon transfers into and out of MSO II. For more information, see the MSO II prospectus.

We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for policies that are jointly owned or assigned. We reserve the right to limit policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

For more information, please refer to “Variable investment options” and “Transfers you can make” in the Prospectus.
Optional Benefits	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.

Optional benefits may be subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time, unless previously elected.
For more information on optional benefits and other limitations under the policy, please refer to “Other benefits,” “Nonforfeiture Benefit” and “Suicide and certain misstatements” in the Prospectus.

TAXES
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information on tax implications relating to policy investments, please refer to “Tax information” in the Prospectus.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.

For more information on investment professional compensation, please refer to “Distribution of the policies” in the Prospectus.
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.

For more information on exchanges, please refer to the paragraph titled “Section 1035 exchanges of policies with outstanding loans” under “How you can pay for and contribute to your policy” in the Prospectus, as well as the section titled “Future policy exchanges” in the Prospectus.

Appendix: Investment options available under the policy

The following is a list of variable investment options available under the Policy. More information about the variable investment options is available in the prospectuses for the Investment Options, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH160002. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the variable investment options, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2022)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	-20.99%	5.68%	—
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.92	%^	-13.46%	-0.75%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	3.09%	6.41%	9.64%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	-5.97%	1.32%	3.51%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		-10.67%	4.98%	9.45%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.56	%^	-11.40%	-0.27%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	32.35%	6.75%	—
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	-24.99%	-0.23%	—
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	0.07%	8.76%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	-14.52%	6.84%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.91%		-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.91%		-28.42%	5.30%	9.53%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		-18.31%	4.64%	7.78%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.24%		-14.46%	3.24%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	-1.47%	—	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	-32.13%	7.29%	10.17%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%		-19.47%	8.13%	11.43%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	-12.62%	0.71%	1.79%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.08%		-14.52%	1.87%	3.52%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.65	%^	-8.76%	0.20%	0.50%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	-12.89%	0.91%	1.06%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	-17.63%	-1.32%	—
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	-18.55%	8.81%	11.89%
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	-10.60%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	-10.60%	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65	%^	-7.62%	-0.21%	0.00%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%		-14.12%	1.33%	3.60%

		Current Expenses		Average Annual Total Returns (as of 12/31/2022)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75	%^	-11.92%	1.00%	3.90%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.07%		-13.63%	0.33%	3.09%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	0.49%	7.75%	10.75%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.15	%^	-32.01%	2.43%	7.33%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.14%		-8.97%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		-16.57%	9.19%	9.46%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		0.20%	8.15%	12.37%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		-18.42%	8.00%	11.24%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.72%		-29.53%	10.17%	13.27%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		-8.16%	5.95%	9.55%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	%^	-28.02%	6.89%	11.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	-15.20%	4.30%	6.03%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	-23.79%	—	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	-27.04%	—	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.13%		-36.29%	—	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	0.42%	—	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66	%^	-13.60%	5.99%	10.02%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.95%		-14.58%	4.62%	8.96%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		-15.48%	2.33%	4.25%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		-17.08%	3.58%	6.07%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	-44.23%	7.50%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	1.27	%^	-16.10%	0.54%	—
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	1.25	%^	-11.38%	—	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.77	%^	-13.99%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	-0.57%	0.72%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		-19.80%	4.18%	8.77%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00	%^	-38.64%	4.23%	10.63%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	-13.38%	—	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		-15.11%	4.44%	8.43%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	-12.40%	4.32%	4.89%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		-32.15%	8.60%	12.39%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25	%^	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2022)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio(1) — AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Equity	AB VPS Relative Value Portfolio(2) — AllianceBernstein L.P.	0.84%	-4.42%	7.82%	11.09%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.15%^	-27.17%	7.72%	9.99%
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund — Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.16%^	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%^	-22.25%	2.07%	4.02%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock (Singapore) Limited	1.00%^	-16.07%	3.25%	4.81%
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%	-25.50%	4.95%	8.95%
Fixed Income	Delaware Ivy VIP High Income — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.92%	-11.12%	1.70%	3.56%
Asset Allocation	Fidelity® VIP Asset Manager Growth Portfolio — Fidelity Management and Research Company (FMR)	0.93%	-17.05%	4.47%	6.84%
Equity	Fidelity® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.86%	-14.97%	5.69%	9.69%
Equity	Fidelity® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.89%	-4.29%	8.32%	10.83%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	-10.06%	5.48%	9.09%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.92%	-1.92%	5.97%	9.53%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.89%	-12.80%	1.01%	3.65%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	1.39%^	8.66%	6.94%	-1.66%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%^	-38.66%	4.89%	11.40%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%^	-3.59%	6.77%	9.41%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Investment Management, Inc.	1.09%^	-22.75%	6.94%	11.68%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.37%^	-21.98%	-1.67%	1.02%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.77%^	-4.95%	-2.32%	-0.78%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is AB VPS Small/Mid Cap Value Portfolio which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is AB VPS Growth and Income Portfolio which may continue to be used in certain documents for a period of time after the date of this prospectus.

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

- or -

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150 - Life Operations

Charlotte, NC 28262-4333

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about the policy, the Company and the Separate Account. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your policy, or to make other investor inquiries, please call 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). The Prospectus and SAI are also available at our website www.equitable.com/ICSR#EQH160002.

SEC Contract Identifier: C000210882 (Equitable Financial Life Insurance Company)

SEC Contract Identifier: C000210886 (Equitable Financial Life Insurance Company of America)